Consolidated Balance Sheets - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Current assets
Cash and cash equivalents	$ 470.7	$ 926.1
Receivables, net	525.3	586.2
Inventories, net	4,352.5	4,332.8
Prepaid assets	255.0	316.2
Other current assets	127.8	88.7
Total current assets	5,731.3	6,250.0
Property and equipment, net	9,211.9	9,861.3
Operating lease right-of-use assets	5,867.4
Intangible assets, net	2,087.2	2,834.5
Goodwill	1,183.3	1,183.3
Other assets	654.0	647.5
TOTAL ASSETS	24,735.1	20,776.6
Current liabilities
Accounts payable	2,891.1	2,918.7
Accrued salaries and wages	1,126.0	1,054.7
Current maturities of long-term debt and finance lease obligations	221.4	148.8
Current operating lease obligations	563.1
Current portion of self-insurance liability	308.9	306.8
Taxes other than income taxes	318.1	309.0
Other current liabilities	475.7	414.7
Total current liabilities	5,904.3	5,152.7
Long-term debt and finance lease obligations	8,493.3	10,437.6
Long-term operating lease obligations	5,402.8
Deferred income taxes	613.8	561.4
Long-term self-insurance liability	838.5	839.5
Other long-term liabilities	1,204.3	2,334.7
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value; 30,000,000 shares authorized, no shares issued and outstanding as of February 29, 2020 and February 23, 2019, respectively	0.0	0.0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, 579,325,630 and 575,771,525 shares issued and outstanding as of February 29, 2020 and February 23, 2019, respectively	5.8	5.8
Additional paid-in capital	1,824.3	1,811.2
Treasury stock, at cost, 3,671,621 shares held as of February 29, 2020 and February 23, 2019, respectively	(25.8)	(25.8)
Accumulated other comprehensive (loss) income	(118.5)	91.3
Retained earnings (accumulated deficit)	592.3	(431.8)
Total stockholders' equity	2,278.1	1,450.7
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 24,735.1	$ 20,776.6